Note 8 - Share-based Payment Reserve	12 Months Ended
Jan. 31, 2018
Statement Line Items [Line Items]
Disclosure of reserves within equity [text block]
8.	SHARE-BASED PAYMENT RESERVE

Stock options

The Company has a stock option plan
(the “Plan”) in place under which it is authorized to grant options to executive officers, directors, employees and consultants, enabling them to acquire up to
10%
of the issued and outstanding common shares of the Company. Under the plan, the exercise price of each option equals the approximate market price of the Company's stock as calculated on the date of grant. The options can be granted for a maximum term of five
years, and periods of vesting are determined by the Board of Directors.

The Company did
not
have any outstanding options as at
January 31, 2018
and
2017.

Warrants

The Company did
not
have any outstanding warrants as at
January 31, 2018
and
2017.